Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 111.71%

ASSET-BACKED SECURITIES 2.05%

Automobiles 0.13%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,688,020
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,286,882
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,681,484
Total					20,656,386

Other 1.92%

AMMC CLO 15 Ltd. 2014-15A DRR†	5.703%(3 Mo. LIBOR + 3.40	%)#	1/15/2032	2,514	2,438,529
AMMC CLO XII Ltd. 2013-12A DR†	4.881%(3 Mo. LIBOR + 2.70	%)#	11/10/2030	3,859	3,568,657
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,286	3,285,699
Atrium XV-15A D†	5.259%(3 Mo. LIBOR + 3.00	%)#	1/23/2031	7,286	7,052,564
Battalion CLO VII Ltd. 2014-7A CRR†	5.233%(3 Mo. LIBOR + 2.93	%)#	7/17/2028	1,831	1,799,037
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.178%(3 Mo. LIBOR + 2.90	%)#	10/20/2031	4,348	4,155,914
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.878%(3 Mo. LIBOR + 1.60	%)#	10/20/2028	2,600	2,585,715
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.278%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	7,699	7,654,996
Cent CLO Ltd. 2014-21A CR2†	5.456%(3 Mo. LIBOR + 3.20	%)#	7/27/2030	4,936	4,721,638
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	24,062,772
Galaxy XXI CLO Ltd. 2015-21A AR†	3.298%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	5,311	5,255,358
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	5,476	5,473,095
Harbor Park CLO Ltd. 2018-1A D†	5.178%(3 Mo. LIBOR + 2.90	%)#	1/20/2031	4,560	4,375,255
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,899	39,367,394
Jamestown CLO VII Ltd. 2015-7A BR†	3.926%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	12,548	12,345,440
KKR CLO Ltd-15 DR†	5.45%(3 Mo. LIBOR + 3.15	%)#	1/18/2032	2,736	2,599,454
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.228%(3 Mo. LIBOR + 2.95	%)#	10/22/2030	3,923	3,791,339
Mariner CLO LLC 2015-1A DR†	5.928%(3 Mo. LIBOR + 3.65	%)#	4/20/2029	2,277	2,277,743
Mariner CLO LLC 2017-4A D†	5.317%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	6,254	6,071,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	$13,725	$13,611,531
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95	%)#	10/20/2030	3,789	3,657,061
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60	%)#	4/15/2026	20,323	20,263,091
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	9,660	9,539,691
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	5,069	4,949,625
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,859	18,304,309
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,324	23,433,998
Regatta VI Funding Ltd. 2016-1A DR†	4.978%(3 Mo. LIBOR + 2.70	%)#	7/20/2028	2,216	2,127,718
Sound Point CLO XI Ltd. 2016-1A DR†	5.228%(3 Mo. LIBOR + 2.95	%)#	7/20/2028	6,840	6,844,230
THL Credit Wind River CLO Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95	%)#	1/20/2031	7,164	6,754,026
Towd Point Mortgage Trust 2019-HY2 A1†	3.018%(1 Mo. LIBOR + 1.00	%)#	5/25/2058	15,033	15,163,147
West CLO Ltd. 2014-2A BR†	4.072%(3 Mo. LIBOR + 1.75	%)#	1/16/2027	4,541	4,519,365
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	19,648	20,428,498
Total					292,478,304
Total Asset-Backed Securities (cost $311,824,313)					313,134,690

				Shares (000)
COMMON STOCKS 6.17%

Aerospace/Defense 0.35%

HEICO Corp.				183	22,869,774
Teledyne Technologies, Inc.*				95	30,594,846
Total					53,464,620

Auto Parts & Equipment 0.06%

Chassix Holdings, Inc.				607	8,701,251

Banking 0.11%

First Horizon National Corp.				1,046	16,948,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Shares (000)		Fair Value
Beverages 0.46%

Boston Beer Co., Inc. (The) Class A*		43	$15,705,319
Brown-Forman Corp. Class B		608	38,140,419
Budweiser Brewing Co. APAC Ltd.†*(a)	HKD	4,635	16,676,344
Total			70,522,082

Building Materials 0.20%

Vulcan Materials Co.		202	30,478,187

Chemicals 0.30%

Ecolab, Inc.		76	15,075,201
Scotts Miracle-Gro Co. (The)		297	30,200,626
Total			45,275,827

Consumer/Commercial/Lease Financing 0.15%

Ally Financial, Inc.		695	23,061,288

Diversified Capital Goods 0.20%

Carlisle Cos., Inc.		106	15,498,846
General Electric Co.		1,615	14,435,963
Total			29,934,809

Electric: Generation 0.21%

First Solar, Inc.*		270	15,636,480
SolarEdge Technologies, Inc. (Israel)*(b)		201	16,792,306
Total			32,428,786

Electric: Integrated 0.00%

Eneva SA*(a)	BRL	33	209,562

Electronics 0.11%

Lam Research Corp.		71	16,494,783

Energy: Exploration & Production 0.10%

Chaparral Energy, Inc. Class A*		541	725,112
MEG Energy Corp.*(a)	CAD	3,248	14,217,453
Templar Energy LLC Class A Units		417	260,514	(c)
Total			15,203,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Shares (000)		Fair Value
Environmental 0.16%

Tetra Tech, Inc.		279	$24,211,506

Food & Drug Retailers 0.15%

Casey’s General Stores, Inc.		141	22,802,045

Food: Wholesale 0.25%

Sanderson Farms, Inc.		247	37,361,864

Gas Distribution 0.00%

Dommo Energia SA(a)	BRL	353	402,539

Household & Leisure Products 0.10%

Newell Brands, Inc.		834	15,620,923

Insurance Brokerage 0.15%

Aon plc (United Kingdom)(b)		118	22,855,971

Media: Content 0.01%

ION Media Networks, Inc.		4	1,601,400	(d)

Medical Products 0.25%

Edwards Lifesciences Corp.*		105	23,179,173
IDEXX Laboratories, Inc.*		56	15,329,782
Total			38,508,955

Metals & Mining 0.23%

Franco-Nevada Corp.(a)	CAD	392	35,747,189

Metals/Mining (Excluding Steel) 0.09%

Arconic, Inc.		556	14,466,374

Personal & Household Products 0.39%

Estee Lauder Cos., Inc. (The) Class A		157	31,152,785
Gibson Brands, Inc.		107	12,106,651
Procter & Gamble Co. (The)		126	15,660,810
Remington Outdoor Co., Inc.*		164	245,622
Total			59,165,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.10%

Zoetis, Inc.	122	$15,181,167

Recreation & Travel 0.10%

Peloton Interactive, Inc. Class A*	604	15,151,289

Restaurants 0.44%

Shake Shack, Inc. Class A*	692	67,840,543

Software/Services 0.46%

Coupa Software, Inc.*	114	14,795,080
Genpact Ltd.	383	14,842,529
Pinduoduo, Inc. ADR*	531	17,094,514
Snap, Inc. Class A*	1,449	22,901,136
Total		69,633,259

Specialty Retail 0.43%

Claires Holdings LLC	15	9,477,733
Columbia Sportswear Co.	159	15,398,050
Lululemon Athletica, Inc. (Canada)*(b)	210	40,366,995
Total		65,242,778

Support: Services 0.15%

IHS Markit Ltd. (United Kingdom)*(b)	339	22,685,696

Technology Hardware & Equipment 0.26%

Apple, Inc.	174	38,956,446

Telecommunications: Wireless 0.10%

American Tower Corp.	70	15,424,260

Transportation: Infrastructure/Services 0.10%

XPO Logistics, Inc.*	204	14,635,636
Total Common Stocks (cost $923,866,437)		940,218,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 5.44%

Advertising 0.13%

Clear Channel Outdoor Holdings, Inc. Term Loan B	5.544%(1 Mo. LIBOR + 3.50%)	8/21/2026	$20,258	$20,342,982

Aerospace/Defense 0.08%

Doncasters U.S. Finance LLC Term Loan B	— (f)	4/9/2020	18,015	12,430,350

Air Transportation 0.23%

American Airlines, Inc. 2018 Replacement Term Loan	3.856%(1 Mo. LIBOR + 1.75%)	6/27/2025	21,063	20,876,816
WestJet Airlines Ltd. Term Loan B (Canada)(b)	— (f)	8/6/2026	14,044	14,165,832
Total				35,042,648

Diversified Capital Goods 0.14%

Granite Holdings US Acquisition Co. Term Loan B	— (f)	9/19/2026	22,501	21,967,083	(g)

Electric: Generation 0.51%

Astoria Energy LLC Advance Term Loan B	6.05%(1 Mo. LIBOR + 4.00%)	12/24/2021	17,971	18,034,754
Edgewater Generation LLC Term Loan	5.794%(1 Mo. LIBOR + 3.75%)	12/13/2025	18,524	18,338,976
Frontera Generation Holdings LLC Initial Term Loan	6.289%(1 Mo. LIBOR + 4.25%)	5/2/2025	13,112	12,423,559
Lightstone Holdco LLC Refinancing Term Loan B	5.794%	1/30/2024	13,914	13,379,379
Moxie Patriot LLC Construction Advances Term Loan B1	7.854%(3 Mo. LIBOR + 5.75%)	12/19/2020	6,242	5,540,201	(g)
Moxie Patriot LLC Construction Advances Term Loan B2	7.854%(3 Mo. LIBOR + 5.75%)	12/19/2020	10,412	9,240,567	(g)
Total				76,957,436

Electric: Integrated 0.85%

Pacific Gas & Electric Co. Revolving Term Loan	— (f)	4/27/2020	112,954	112,586,899
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%(1 Mo. LIBOR + 1.13%)	12/31/2020	4,102	4,143,020
Pacific Gas and Electric Co. DIP Initial Term Loan	4.32%(1 Mo. LIBOR + 2.25%)	12/31/2020	12,305	12,428,050
Total				129,157,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.10%

Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	5.604%(3 Mo. LIBOR + 3.50%)	12/2/2024	$15,721	$15,750,747

Food & Drug Retailers 0.10%

GOBP Holdings, Inc. 2019 Term Loan B	5.759%(3 Mo. LIBOR + 3.50%)	10/22/2025	14,863	14,960,945

Gaming 0.44%

MGM Growth Properties Operating Partnership LP Term Loan B	4.044%(1 Mo. LIBOR + 2.00%)	3/21/2025	26,767	26,865,127
PCI Gaming Authority Facility Term Loan B	5.044%(1 Mo. LIBOR + 3.00%)	5/29/2026	13,485	13,585,263
VICI Properties 1 LLC Term Loan B	4.046%(1 Mo. LIBOR + 2.00%)	12/20/2024	27,044	27,148,254
Total				67,598,644

Gas Distribution 0.08%

Lower Cadence Holdings LLC Initial Term Loan	6.054%(1 Mo. LIBOR + 4.00%)	5/22/2026	13,118	12,818,898

Health Services 0.43%

Azalea TopCo, Inc. 1st Lien Initial Term Loan	5.544%(1 Mo. LIBOR + 3.50%)	7/24/2026	14,523	14,504,846
RegionalCare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.554%(1 Mo. LIBOR + 4.50%)	11/17/2025	26,883	26,948,046
U.S. Renal Care, Inc. Initial Term Loan	7.063%(1 Mo. LIBOR + 5.00%)	6/26/2026	25,334	24,054,633
Total				65,507,525

Insurance Brokerage 0.18%

Hub International Ltd. Initial Term Loan	5.267%(3 Mo. LIBOR + 3.00%)	4/25/2025	27,015	26,746,634

Investments & Miscellaneous Financial Services 0.14%

Vertafore, Inc. 1st Lien Initial Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	7/2/2025	21,339	20,779,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.30%

Nexstar Media Group, Inc. Bridge Term Loan	— (f)	11/30/2019	$31,335	$31,335,000
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	4.794%(1 Mo. LIBOR + 2.75%)	3/15/2024	14,121	13,755,642
Total				45,090,642

Personal & Household Products 0.23%

FGI Operating Co. LLC Exit Term Loan	12.158%(3 Mo. LIBOR + 10.00%)	5/15/2022	1,061	954,477	(g)
Revlon Consumer Products Corp. Initial Term Loan B	5.604% (3 Mo. LIBOR + 3.50%)- 5.624%	9/7/2023	25,683	19,867,995
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.294%(1 Mo. LIBOR + 4.25%)	9/25/2024	14,251	13,573,842
Total				34,396,314

Recreation & Travel 0.17%

Alterra Mountain Co. Initial Bluebird Term Loan	5.044%(1 Mo. LIBOR + 3.00%)	7/31/2024	12,773	12,833,172
Kingpin Intermediate Holdings LLC 1st Lien 2018 Refinancing Term Loan	5.54%(1 Mo. LIBOR + 3.50%)	7/3/2024	12,650	12,681,524
Total				25,514,696

Restaurants 0.23%

IRB Holding Corp. Term Loan B	5.55%(3 Mo. LIBOR + 3.25%)	2/5/2025	19,354	19,294,834
Panera Bread Co. Term Loan	3.813%(1 Mo. LIBOR + 1.75%)	7/18/2022	16,650	16,310,549
Total				35,605,383

Software/Services 0.28%

Ellie Mae, Inc. Term Loan	6.044%(1 Mo. LIBOR + 4.00%)	4/17/2026	15,009	15,052,826
Tibco Software, Inc. Term Loan	6.07%(1 Mo. LIBOR + 4.00%)	6/30/2026	13,871	13,908,591
Ultimate Software Group Inc. (The) Term Loan B	5.794%(1 Mo. LIBOR + 3.75%)	5/4/2026	14,262	14,363,403
Total				43,324,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 0.40%

BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.786%(1 Mo. LIBOR + 2.75%)	2/3/2024		$25,173	$25,283,235
Claire’s Stores, Inc. Initial Term Loan	9.938%(6 Mo. LIBOR + 7.25%)	10/12/2038		2,399	4,437,546
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	3/20/2025		15,322	15,035,017
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3.00% (1 Mo. LIBOR + 3.25%)- 5.293%	3/20/2025		1,948	1,911,960
Whatabrands LLC Term Loan B	5.516%(3 Mo. LIBOR + 3.25%)	8/2/2026		13,499	13,576,687
Total					60,244,445

Support: Services 0.36%

Pike Corporation 2019 Term Loan B	5.30%(1 Mo. LIBOR + 3.25%)	7/19/2026		21,991	22,099,106
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.294% (1 Mo. LIBOR + 3.25%)- 5.395%	12/31/2022		18,049	13,386,581
Trans Union LLC 2018 Incremental Term Loan B4	4.054%(1 Mo. LIBOR +2.00%)	6/19/2025		19,600	19,697,718
Total					55,183,405

Transportation: Infrastructure/Services 0.06%

Commercial Barge Line Co. Initial Term Loan	10.794%(1 Mo. LIBOR + 8.75%)	11/12/2020		17,459	9,739,094
Total Floating Rate Loans (cost $836,504,918)					829,159,762

FOREIGN BONDS(a) 0.20%

France 0.09%

CMA CGM SA	5.25%	1/15/2025	EUR	17,617	13,754,990

Jersey 0.11%

Aston Martin Capital Holdings Ltd.	5.75%	4/15/2022	GBP	14,541	15,868,847
Total Foreign Bonds (cost $31,918,446)					29,623,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 6.03%

Angola 0.31%

Republic of Angola†(b)	8.25%	5/9/2028		$26,032	$27,025,902
Republic of Angola†(b)	9.375%	5/8/2048		19,235	20,329,548
Total					47,355,450

Argentina 0.74%

Ciudad Autonoma De Buenos Aires†(b)	7.50%	6/1/2027		30,734	22,482,228
Province of Santa Fe†(b)	6.90%	11/1/2027		17,773	10,930,573
Provincia de Cordoba†(b)	7.125%	6/10/2021		17,298	10,897,913
Provincia de Cordoba†(b)	7.45%	9/1/2024		24,938	14,464,040
Provincia de Mendoza†(b)	8.375%	5/19/2024		27,674	15,774,457
Republic of Argentina(b)	5.875%	1/11/2028		38,754	15,841,085
Republic of Argentina(b)	6.875%	4/22/2021		44,955	22,309,368
Total					112,699,664

Australia 0.18%

Australian Government(a)	4.25%	4/21/2026	AUD	33,642	27,579,945

Bahrain 0.15%

Bahrain Government International Bond†(b)	6.75%	9/20/2029		$21,000	23,331,420

Bermuda 0.20%

Government of Bermuda†	4.138%	1/3/2023		14,720	15,492,947
Government of Bermuda†	4.75%	2/15/2029		12,997	14,784,088
Total					30,277,035

Canada 0.65%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	35,694,595
Province of Ontario Canada(b)	2.55%	2/12/2021		$63,053	63,625,351
Total					99,319,946

Chile 0.07%

Government of Chile(b)	3.50%	1/25/2050		9,590	10,352,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Dominican Republic 0.24%

Dominican Republic†(b)	6.40%	6/5/2049		$34,203	$36,512,044

Egypt 0.27%

Arab Republic of Egypt†(b)	5.577%	2/21/2023		39,734	40,659,127

Greece 0.11%

Hellenic Republic†(a)	4.375%	8/1/2022	EUR	14,317	17,366,775

Honduras 0.14%

Honduras Government†(b)	6.25%	1/19/2027		$19,384	21,056,064

Ivory Coast 0.09%

Ivory Coast Bond†(b)	5.375%	7/23/2024		13,537	13,901,132

Jamaica 0.38%

Government of Jamaica(b)	6.75%	4/28/2028		22,327	26,569,130
Government of Jamaica(b)	8.00%	3/15/2039		23,326	30,644,766
Total					57,213,896

Japan 0.38%

Japan Bank for International Corp.(b)	3.125%	7/20/2021		55,954	57,199,496

Kenya 0.25%

Republic of Kenya†(b)	7.25%	2/28/2028		22,576	23,469,445
Republic of Kenya†(b)	8.25%	2/28/2048		14,447	14,793,035
Total					38,262,480

Mongolia 0.18%

Development Bank of Mongolia LLC†(b)	7.25%	10/23/2023		26,519	27,512,865

Paraguay 0.21%

Republic of Paraguay†(b)	5.60%	3/13/2048		27,485	31,882,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.19%

State of Qatar†(b)	3.25%	6/2/2026	$27,091	$28,511,110

Senegal 0.18%

Republic of Senegal†(b)	6.25%	7/30/2024	25,031	27,209,448

South Africa 0.23%

Republic of South Africa(b)	4.30%	10/12/2028	36,908	35,707,752

Suriname 0.08%

Republic of Suriname†(b)	9.25%	10/26/2026	14,321	12,853,097

Ukraine 0.28%

Ukraine Government†(b)	7.375%	9/25/2032	42,115	42,432,000

United Arab Emirates 0.33%

Abu Dhabi Government International†(b)	3.125%	5/3/2026	47,836	50,218,711

Vietnam 0.19%

Socialist Republic of Vietnam†(b)	4.80%	11/19/2024	27,091	29,698,509
Total Foreign Government Obligations (cost $945,572,836)				919,112,971

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.27%

Federal National Mortgage Assoc.(h)	3.00%	TBA	224,000	227,429,998
Federal National Mortgage Assoc.(h)	3.50%	TBA	1,024,600	1,051,295,625
Federal National Mortgage Assoc.(h)	4.50%	TBA	562,100	592,005,479
Total Government Sponsored Enterprises Pass-Throughs (cost $1,872,490,058)				1,870,731,102

HIGH YIELD CORPORATE BONDS 68.17%

Advertising 0.10%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	13,740	15,129,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 1.15%

BBA US Holdings, Inc.†	5.375%	5/1/2026	$12,746	$13,415,165
Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024	23,093	23,231,558
Bombardier, Inc. (Canada)†(b)	7.50%	3/15/2025	34,039	34,124,097
TransDigm, Inc.†	6.25%	3/15/2026	31,374	33,766,268
TransDigm, Inc.	6.375%	6/15/2026	33,411	35,248,605
United Technologies Corp.	4.125%	11/16/2028	31,099	35,222,118
Total				175,007,811

Air Transportation 1.00%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(b)	4.125%	11/15/2026	8,615	9,142,718
Azul Investments LLP†	5.875%	10/26/2024	35,600	35,644,500
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(b)	4.125%	3/20/2033	8,582	9,059,877
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.80%	3/20/2033	4,140	4,388,161
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(b)	3.35%	12/15/2030	14,619	14,941,217
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.30%	6/15/2034	35,899	37,500,781
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025	22,520	23,552,884
United Airlines 2019-2 Class AA Pass Through Trust	2.70%	11/1/2033	17,940	17,900,866
Total				152,131,004

Auto Loans 0.22%

Ford Motor Credit Co. LLC	3.81%	1/9/2024	10,744	10,714,956
PACCAR Financial Corp.	2.85%	3/1/2022	22,446	22,874,923
Total				33,589,879

Auto Parts & Equipment 0.19%

Adient US LLC†	7.00%	5/15/2026	13,645	14,293,138
Delphi Technologies plc (United Kingdom)†(b)	5.00%	10/1/2025	16,466	14,654,740
Total				28,947,878

Automakers 1.67%

Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022	16,077	14,226,972
BMW US Capital LLC†	3.10%	4/12/2021	14,012	14,235,282
Ford Motor Credit Co. LLC	5.584%	3/18/2024	133,289	141,858,010
General Motors Co.	8.375%	7/15/2033	15,000	1,500	(d)
Navistar International Corp.†	6.625%	11/1/2025	12,846	13,102,920
Tesla, Inc.†	5.30%	8/15/2025	79,041	71,235,701
Total				254,660,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 7.09%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		$31,461	$33,937,947
AIB Group plc (Ireland)†(b)	4.263%(3 Mo. LIBOR + 1.87%)#	4/10/2025		26,837	27,954,565
AIB Group plc (Ireland)†(b)	4.75%	10/12/2023		31,394	33,223,144
Ally Financial, Inc.	4.625%	3/30/2025		22,002	23,762,160
Ally Financial, Inc.	8.00%	11/1/2031		35,632	49,439,400
American Express Co.	3.40%	2/27/2023		17,804	18,499,876
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		14,890	14,868,082
Associated Banc-Corp.	4.25%	1/15/2025		7,996	8,467,278
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%)#	—	(i)	19,074	21,140,763
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(i)	14,326	14,666,386
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)#	7/21/2021		62,846	62,959,691
Bank of America Corp.	4.45%	3/3/2026		19,634	21,415,643
Bank of Ireland Group plc (Ireland)†(b)	4.50%	11/25/2023		31,384	32,970,637
BankUnited, Inc.	4.875%	11/17/2025		24,313	26,565,819
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%)#	1/18/2033		28,167	26,934,694
BBVA USA	3.875%	4/10/2025		26,897	28,030,274
CIT Group, Inc.	5.25%	3/7/2025		6,722	7,351,851
CIT Group, Inc.	6.125%	3/9/2028		30,882	36,131,940
Citigroup, Inc.	2.35%	8/2/2021		22,556	22,666,021
Citigroup, Inc.	4.45%	9/29/2027		13,296	14,518,742
Fidelity National Financial, Inc.	4.50%	8/15/2028		26,914	29,001,422
Fifth Third Bancorp	8.25%	3/1/2038		8,042	12,425,134
Global Bank Corp. (Panama)†(b)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		40,710	43,234,020
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%)#	4/26/2022		45,040	45,436,713
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		13,667	14,227,404
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		18,995	20,378,823
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)#	4/15/2027		19,481	20,165,740
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%)#	—	(i)	13,740	14,004,976
Huntington National Bank (The)	3.125%	4/1/2022		26,801	27,454,402
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		47,976	50,960,496
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)#	5/1/2028		11,994	12,644,774
JPMorgan Chase & Co.	3.90%	7/15/2025		17,386	18,773,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%)#	—	(i)	$12,752	$13,834,836
Leggett & Platt, Inc.	4.40%	3/15/2029		31,431	33,902,458
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%)#	—	(i)	34,980	35,230,107
Morgan Stanley	3.125%	7/27/2026		18,976	19,559,216
Morgan Stanley	3.625%	1/20/2027		24,804	26,234,972
Popular, Inc.	6.125%	9/14/2023		15,922	17,375,679
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025		36,032	37,644,590
US Bancorp	3.00%	7/30/2029		13,452	13,895,615
Washington Mutual Bank(j)	6.875%	6/15/2011		22,500	2,250	(d)
Webster Financial Corp.	4.10%	3/25/2029		26,934	28,794,845
Westpac Banking Corp. (Australia)(b)	4.11%(5 Yr Treasury CMT + 2.00%)#	7/24/2034		19,677	20,540,448
Total					1,081,227,777

Beverages 0.78%

Bacardi Ltd.†	2.75%	7/15/2026		20,151	19,742,974
Bacardi Ltd.†	4.70%	5/15/2028		32,381	35,402,547
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025		15,764	16,264,428
Brown-Forman Corp.	3.50%	4/15/2025		8,956	9,537,508
Brown-Forman Corp.	4.50%	7/15/2045		18,174	22,632,633
PepsiCo, Inc.	3.60%	3/1/2024		14,292	15,245,233
Total					118,825,323

Building & Construction 0.89%

ITR Concession Co. LLC†	5.183%	7/15/2035		7,658	7,941,564
Lennar Corp.	4.75%	11/15/2022		15,303	16,163,794
Lennar Corp.	4.75%	5/30/2025		4,408	4,727,580
Lennar Corp.	4.75%	11/29/2027		7,613	8,203,007
PulteGroup, Inc.	6.375%	5/15/2033		25,646	28,508,094
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025		14,448	14,881,440
Toll Brothers Finance Corp.	4.875%	3/15/2027		12,916	13,900,845
Toll Brothers Finance Corp.	5.625%	1/15/2024		14,213	15,527,702
William Lyon Homes, Inc.	5.875%	1/31/2025		25,933	26,321,995
Total					136,176,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.49%

Allegion plc (Ireland)(b)	3.50%	10/1/2029	$11,813	$11,956,193
Hillman Group, Inc. (The)†	6.375%	7/15/2022	15,165	14,293,012
Owens Corning, Inc.	4.30%	7/15/2047	19,817	18,042,876
Owens Corning, Inc.	4.40%	1/30/2048	15,778	14,559,765
Vulcan Materials Co.	4.50%	6/15/2047	14,595	15,716,567
Total				74,568,413

Cable & Satellite Television 2.92%

Altice France SA (France)†(b)	8.125%	2/1/2027	25,761	28,498,106
Altice Luxembourg SA (Luxembourg)†(b)	10.50%	5/15/2027	22,837	25,794,392
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	83,655	87,524,044
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	61,221	64,741,208
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,462,364
CSC Holdings LLC†	5.50%	4/15/2027	27,834	29,500,978
CSC Holdings LLC†	5.75%	1/15/2030	15,440	16,155,953
CSC Holdings LLC†	6.50%	2/1/2029	13,352	14,865,449
CSC Holdings LLC†	10.875%	10/15/2025	16,727	18,973,854
DISH DBS Corp.	7.75%	7/1/2026	103,546	105,772,239
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027	34,706	36,354,535
Total				444,643,122

Chemicals 0.83%

CF Industries, Inc.†	4.50%	12/1/2026	23,920	26,139,629
CF Industries, Inc.	4.95%	6/1/2043	3,074	3,024,047
CF Industries, Inc.	5.15%	3/15/2034	5,096	5,331,690
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	4.125%	7/19/2027	31,514	33,189,526
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	5,768	6,034,770
FMC Corp.	3.45%	10/1/2029	13,468	13,661,913
OCI NV (Netherlands)†(b)	6.625%	4/15/2023	13,200	13,856,040
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023	25,096	25,668,664
Total				126,906,279

Consumer/Commercial/Lease Financing 0.87%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.65%	7/21/2027	8,842	9,016,824
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.45%	4/3/2026	5,442	5,820,196
American Tower Corp.	2.95%	1/15/2025	44,909	45,937,829
Freedom Mortgage Corp.†	8.25%	4/15/2025	11,749	10,838,452
Navient Corp.	6.125%	3/25/2024	22,447	23,394,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Navient Corp.	6.75%	6/25/2025	$21,000	$21,708,750
Quicken Loans, Inc.†	5.25%	1/15/2028	15,000	15,536,250
Total				132,252,340

Department Stores 0.32%

Kohl’s Corp.	5.55%	7/17/2045	15,291	15,759,842
Seven & i Holdings Co. Ltd. (Japan)†(b)	3.35%	9/17/2021	31,997	32,668,187
Total				48,428,029

Discount Stores 1.02%

Amazon.com, Inc.	3.15%	8/22/2027	28,837	30,673,888
Amazon.com, Inc.	4.25%	8/22/2057	20,632	25,720,700
Amazon.com, Inc.	4.80%	12/5/2034	28,691	35,905,663
Amazon.com, Inc.	5.20%	12/3/2025	53,869	63,406,972
Total				155,707,223

Diversified Capital Goods 1.44%

BCD Acquisition, Inc.†	9.625%	9/15/2023	12,382	12,691,550
General Electric Co.	2.70%	10/9/2022	39,891	40,008,673
General Electric Co.	3.10%	1/9/2023	25,636	25,993,730
General Electric Co.	4.125%	10/9/2042	32,666	33,045,146
Griffon Corp.	5.25%	3/1/2022	13,778	13,950,225
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	25,984	27,165,928
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	13,036	13,711,407
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,931,838
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,694,350
Wabtec Corp.	3.45%	11/15/2026	17,989	18,199,544
Wabtec Corp.	4.95%	9/15/2028	8,995	9,934,796
Total				219,327,187

Electric: Distribution/Transportation 0.60%

Atlantic City Electric Co.	4.00%	10/15/2028	13,493	15,162,093
Cemig Geracao e Transmissao SA (Brazil)†(b)	9.25%	12/5/2024	13,163	15,276,320
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	12,858,002
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	45,150	47,703,674
Total				91,000,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.59%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(b)	5.95%	12/15/2039	$14,814	$16,143,705
Calpine Corp.	5.75%	1/15/2025	41,895	43,099,481
Clearway Energy Operating LLC†	5.75%	10/15/2025	15,737	16,622,206
Greenko Solar Mauritius Ltd. (Mauritius)†(b)	5.95%	7/29/2026	17,957	18,129,533
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	36,183	36,273,458
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	19,806,625
NRG Energy, Inc.	5.75%	1/15/2028	45,435	49,013,006
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	14,188	15,287,827
Power Finance Corp. Ltd. (India)(b)	3.75%	12/6/2027	11,285	11,251,944
TerraForm Power Operating LLC†	5.00%	1/31/2028	2,160	2,257,200
Vistra Operations Co. LLC†	4.30%	7/15/2029	14,580	14,980,222
Total				242,865,207

Electric: Integrated 3.54%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024	13,749	14,350,656
AES Corp. (The)	4.50%	3/15/2023	12,314	12,621,850
AES Corp. (The)	5.125%	9/1/2027	12,496	13,308,240
Arizona Public Service Co.	2.95%	9/15/2027	13,385	13,835,404
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	13,786	15,106,828
Avangrid, Inc.	3.80%	6/1/2029	6,282	6,756,250
Black Hills Corp.	4.35%	5/1/2033	13,491	15,166,650
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	10,775	11,893,010
DPL, Inc.†	4.35%	4/15/2029	17,956	17,760,880
DTE Energy Co.	2.60%	6/15/2022	10,778	10,888,615
El Paso Electric Co.	5.00%	12/1/2044	20,062	23,900,535
Electricite de France SA (France)†(b)	3.625%	10/13/2025	13,500	14,287,418
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	14,430	16,657,631
Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%	7/18/2029	9,449	9,958,301
Enel Finance International NV (Netherlands)†(b)	2.65%	9/10/2024	28,508	28,574,662
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	45,048	46,181,696
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	19,947,683
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,241,145
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	12,279,869
Entergy Mississippi LLC	2.85%	6/1/2028	19,150	19,668,538
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	27,216,383
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	17,560,159
Monongahela Power Co.†	3.55%	5/15/2027	13,657	14,467,727
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	28,269,024
NRG Energy, Inc.†	5.25%	6/15/2029	7,483	8,074,531
Ohio Power Co.	4.00%	6/1/2049	13,988	15,943,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Ohio Power Co.	4.15%	4/1/2048	$12,877	$15,188,044
Pacific Gas & Electric Co.(j)	3.50%	10/1/2020	9,011	9,078,583
Pacific Gas & Electric Co.(j)	6.05%	3/1/2034	20,511	23,382,540
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	15,728,695
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	14,272,015
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	9,894,833
Total				540,461,908

Electronics 1.37%

Amphenol Corp.	2.80%	2/15/2030	31,417	30,627,459
KLA Corp.	4.10%	3/15/2029	29,229	32,286,666
Lam Research Corp.	4.875%	3/15/2049	17,958	22,002,248
Micron Technology, Inc.	5.327%	2/6/2029	25,257	27,793,387
Nokia OYJ (Finland)(b)	4.375%	6/12/2027	18,326	19,196,485
NVIDIA Corp.	3.20%	9/16/2026	29,939	31,507,665
Trimble, Inc.	4.75%	12/1/2024	27,261	29,280,951
Xilinx, Inc.	2.95%	6/1/2024	15,096	15,516,289
Total				208,211,150

Energy: Exploration & Production 3.82%

Berry Petroleum Co. LLC†	7.00%	2/15/2026	15,985	15,385,562
California Resources Corp.†	8.00%	12/15/2022	27,149	13,574,500
Callon Petroleum Co.	6.125%	10/1/2024	15,426	15,271,740
Centennial Resource Production LLC†	5.375%	1/15/2026	23,578	22,634,880
Centennial Resource Production LLC†	6.875%	4/1/2027	14,500	14,536,250
Continental Resources, Inc.	4.90%	6/1/2044	58,320	59,220,915
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	14,068	14,701,060
Extraction Oil & Gas, Inc.†	5.625%	2/1/2026	10,394	6,418,295
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	9,208	6,077,280
HighPoint Operating Corp.	7.00%	10/15/2022	15,847	14,341,535
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	18,059,280
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	15,328	14,331,680
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	18,960	17,727,600
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(b)	6.375%	6/1/2028	23,608	26,499,980
Indigo Natural Resources LLC†	6.875%	2/15/2026	18,004	16,316,125
Jagged Peak Energy LLC	5.875%	5/1/2026	15,687	15,804,652
Laredo Petroleum, Inc.	5.625%	1/15/2022	16,160	15,271,200
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	31,387	32,132,441
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	31,590	30,642,300
Murphy Oil Corp.	5.75%	8/15/2025	14,826	15,122,520
Murphy Oil Corp.	6.875%	8/15/2024	10,558	11,085,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Noble Energy, Inc.	3.85%	1/15/2028	$23,774	$24,698,322
Oasis Petroleum, Inc.†	6.25%	5/1/2026	22,968	18,718,920
Oasis Petroleum, Inc.	6.875%	3/15/2022	11,403	10,690,313
Oasis Petroleum, Inc.	6.875%	1/15/2023	9,007	8,286,440
OGX Austria GmbH (Brazil)†(b)(j)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	20,823	21,603,862
SM Energy Co.	6.625%	1/15/2027	17,859	15,448,035
SM Energy Co.	6.75%	9/15/2026	17,841	15,700,080
Southwestern Energy Co.	6.20%	1/23/2025	11,559	10,287,510
SRC Energy, Inc.	6.25%	12/1/2025	23,073	22,957,174
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,324,676
Tullow Oil plc (United Kingdom)†(b)	7.00%	3/1/2025	21,581	21,991,039
Total				582,862,466

Environmental 0.09%

Waste Pro USA, Inc.†	5.50%	2/15/2026	13,381	13,862,181

Food & Drug Retailers 0.17%

Albertsons Cos, Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	24,128	25,394,720

Food: Wholesale 1.28%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	24,321	21,402,480
BRF SA (Brazil)†(b)	4.875%	1/24/2030	17,826	17,629,914
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	15,174	14,604,975
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	15,758	14,221,595
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	26,953	29,951,521
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	13,161,458
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	23,529,431
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026	14,030	14,557,304
Performance Food Group, Inc.†	5.50%	10/15/2027	8,782	9,265,010
Smithfield Foods, Inc.†	5.20%	4/1/2029	32,791	36,177,908
Total				194,501,596

Forestry/Paper 0.08%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	12,245	12,995,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Gaming 1.31%

Boyd Gaming Corp.	6.00%	8/15/2026		$13,793	$14,602,063
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024		8,783	10,111,429
Eldorado Resorts, Inc.	6.00%	4/1/2025		7,234	7,649,955
Eldorado Resorts, Inc.	6.00%	9/15/2026		13,521	14,873,100
Everi Payments, Inc.†	7.50%	12/15/2025		13,653	14,420,981
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		18,808	21,464,442
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		7,022	7,513,540
Las Vegas Sands Corp.	3.90%	8/8/2029		15,210	15,605,511
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		15,557	14,973,612
Penn National Gaming, Inc.†	5.625%	1/15/2027		25,676	26,574,660
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(b)	7.00%	7/15/2026		13,242	14,135,835
Station Casinos LLC†	5.00%	10/1/2025		22,159	22,542,351
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027		14,818	15,040,270
Total					199,507,749

Gas Distribution 2.56%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078		18,690	14,017,500
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		23,796	26,116,110
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025		14,002	15,612,230
Cheniere Energy Partners LP†	4.50%	10/1/2029		31,418	32,262,359
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024		12,050	12,762,766
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025		18,069	19,469,513
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		17,675	18,389,612
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029		31,439	34,575,272
NGPL PipeCo LLC†	4.875%	8/15/2027		32,573	34,975,970
Northern Natural Gas Co.†	4.30%	1/15/2049		20,972	24,460,149
ONE Gas, Inc.	4.50%	11/1/2048		13,497	16,523,186
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%)#	—	(i)	32,737	30,886,705
Plains All American Pipeline LP/PAA Finance Corp.	3.55%	12/15/2029		26,931	26,531,722
Sabal Trail Transmission LLC†	4.246%	5/1/2028		20,166	22,034,199
Southern Star Central Corp.†	5.125%	7/15/2022		10,145	10,259,131
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023		8,725	8,823,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%	4/15/2026		13,090	13,875,400
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028		24,773	28,644,029
Total					390,219,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 2.10%

AHP Health Partners, Inc.†	9.75%	7/15/2026	$13,727	$14,621,753
Ascension Health	3.945%	11/15/2046	8,881	10,434,604
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	23,078	23,092,424
Dignity Health	3.812%	11/1/2024	7,500	7,938,047
HCA, Inc.	5.50%	6/15/2047	36,949	41,835,130
HCA, Inc.	7.05%	12/1/2027	3,490	4,100,750
HCA, Inc.	7.50%	2/15/2022	14,639	16,261,001
HCA, Inc.	7.58%	9/15/2025	5,778	6,875,820
HCA, Inc.	7.69%	6/15/2025	12,776	15,395,080
HCA, Inc.	8.36%	4/15/2024	2,295	2,743,053
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	34,361,678
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	14,011	14,711,550
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	18,853,649
NYU Langone Hospitals	4.368%	7/1/2047	12,348	14,798,085
Providence St Joseph Health Obligated Group(k)	2.532%	10/1/2029	14,960	14,944,261
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	14,888	15,038,369
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	21,750,417
Tenet Healthcare Corp.	5.125%	5/1/2025	20,960	21,301,648
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	20,753,990
Total				319,811,309

Health Services 0.89%

DaVita, Inc.	5.00%	5/1/2025	14,587	14,587,000
DaVita, Inc.	5.125%	7/15/2024	13,935	14,196,281
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,025	9,352,156
Montefiore Obligated Group	5.246%	11/1/2048	18,042	21,172,873
NVA Holdings, Inc.†	6.875%	4/1/2026	14,735	15,711,194
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	7,511	7,783,274
Tenet Healthcare Corp.†	6.25%	2/1/2027	26,891	27,997,565
Verscend Escrow Corp.†	9.75%	8/15/2026	23,792	25,424,607
Total				136,224,950

Hotels 0.50%

Hilton Domestic Operating Co., Inc.†	4.875%	1/15/2030	25,259	26,732,862
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	25,508	26,847,170
Wyndham Destinations, Inc.	5.75%	4/1/2027	8,665	9,390,694
Wyndham Destinations, Inc.	6.35%	10/1/2025	12,105	13,436,550
Total				76,407,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.33%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	$18,536	$18,976,230
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)#	11/1/2057	15,790	16,528,498
HUB International Ltd.†	7.00%	5/1/2026	14,796	15,258,375
Total				50,763,103

Integrated Energy 1.50%

Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	35,914	40,520,946
Cheniere Energy Partners LP	5.25%	10/1/2025	13,080	13,655,520
Cheniere Energy Partners LP	5.625%	10/1/2026	22,487	23,974,515
Exxon Mobil Corp.	3.043%	3/1/2026	23,752	24,940,860
Hess Corp.	5.60%	2/15/2041	33,949	37,704,360
Hess Corp.	5.80%	4/1/2047	25,860	29,811,555
Rio Oil Finance Trust Series 2018-1 (Brazil)†(b)	8.20%	4/6/2028	13,958	16,016,805
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	28,912	42,285,736
Total				228,910,297

Investments & Miscellaneous Financial Services 0.76%

AI Candelaria Spain SLU (Spain)†(b)	7.50%	12/15/2028	14,296	16,279,713
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	28,007	28,427,105
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	26,876	28,169,045
Power Finance Corp. Ltd. (India)†(b)	6.15%	12/6/2028	20,132	23,503,563
S&P Global, Inc.	6.55%	11/15/2037	13,324	19,303,257
Total				115,682,683

Life Insurance 0.49%

Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	30,603,138
Nuveen Finance LLC†	4.125%	11/1/2024	7,927	8,572,398
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	20,234,095
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	15,826,565
Total				75,236,196

Machinery 0.30%

Itron, Inc.†	5.00%	1/15/2026	14,399	14,871,287
Roper Technologies, Inc.	4.20%	9/15/2028	19,379	21,331,216
Xylem, Inc.	3.25%	11/1/2026	8,884	9,169,072
Total				45,371,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 0.47%

Centene Corp.	4.75%	1/15/2025		$8,928	$9,186,912
Centene Corp.†	5.375%	6/1/2026		20,972	22,020,600
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	21,309,170
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	19,343,790
Total					71,860,472

Media: Content 1.62%

AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,978,120
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		36,937	38,414,480
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		16,020	16,637,571
Gray Television, Inc.†	5.125%	10/15/2024		6,740	7,001,175
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,250,902
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	45,197	52,363,558
Netflix, Inc.†(a)	3.875%	11/15/2029	EUR	9,011	10,442,647
Netflix, Inc.†(a)	4.625%	5/15/2029	EUR	11,287	13,712,282
Netflix, Inc.	4.875%	4/15/2028		$9,538	9,728,283
Netflix, Inc.	5.50%	2/15/2022		5,323	5,642,380
Nexstar Escrow, Inc.†	5.625%	7/15/2027		21,469	22,542,450
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	11,938,962
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	11,057,637
Univision Communications, Inc.†	5.125%	2/15/2025		9,638	9,421,145
Total					247,131,592

Media: Diversified 0.15%

TWDC Enterprises 18 Corp.	2.35%	12/1/2022		22,526	22,867,529

Medical Products 0.45%

Boston Scientific Corp.	7.00%	11/15/2035		16,135	22,709,243
Edwards Lifesciences Corp.	4.30%	6/15/2028		27,927	31,491,067
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		14,404	14,140,407
Total					68,340,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 1.12%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	$18,211	$18,740,030
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	13,418	13,216,730
Cleveland-Cliffs, Inc.†	5.875%	6/1/2027	7,121	6,762,102
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(b)	8.00%	12/11/2022	9,275	6,518,475
Freeport-McMoRan, Inc.	3.875%	3/15/2023	65,271	65,923,710
Industrias Penoles SAB de CV (Mexico)†(b)	4.15%	9/12/2029	15,090	15,184,312
Industrias Penoles SAB de CV (Mexico)†(b)	5.65%	9/12/2049	7,751	8,039,337
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	185	18	(d)
Novelis Corp.†	5.875%	9/30/2026	8,892	9,347,715
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	13,954	13,395,840
Warrior Met Coal, Inc.†	8.00%	11/1/2024	12,995	13,522,922
Total				170,651,191

Monoline Insurance 0.08%

MGIC Investment Corp.	5.75%	8/15/2023	11,820	12,972,450

Multi-Line Insurance 0.10%

Assurant, Inc.	3.70%	2/22/2030	14,558	14,609,589

Non-Electric Utilities 0.08%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,477,361

Oil Field Equipment & Services 0.76%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	28,472	33,281,490
Oceaneering International, Inc.	4.65%	11/15/2024	10,798	10,204,110
Oceaneering International, Inc.	6.00%	2/1/2028	24,569	23,647,662
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	14,246	14,321,291
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,015	7,365,488
Transocean Pontus Ltd.†	6.125%	8/1/2025	16,438	16,767,066
Transocean Proteus Ltd.†	6.25%	12/1/2024	9,938	10,136,250
Total				115,723,357

Oil Refining & Marketing 1.02%

Citgo Holding, Inc.†	9.25%	8/1/2024	21,838	23,257,470
Phillips 66 Partners LP	2.45%	12/15/2024	17,951	17,901,769
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.75%	4/16/2022	41,446	41,812,545
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	66,832	73,172,553
Total				156,144,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.46%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	$11,810	$14,408,200
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	22,258	21,123,955
Sealed Air Corp.†	6.875%	7/15/2033	12,427	14,601,725
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026	6,566	6,918,594
Trivium Packaging Finance BV (Netherlands)†(b)	8.50%	8/15/2027	11,897	12,893,374
Total				69,945,848

Personal & Household Products 1.02%

Coty, Inc.†	6.50%	4/15/2026	17,998	17,503,055
Energizer Holdings, Inc.†	6.375%	7/15/2026	12,362	13,272,338
Hasbro, Inc.	5.10%	5/15/2044	20,641	21,333,316
Mattel, Inc.	2.35%	8/15/2021	28,026	27,395,415
Mattel, Inc.†	6.75%	12/31/2025	14,059	14,704,871
Newell Brands, Inc.	4.20%	4/1/2026	43,684	45,671,122
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	15,681,894
Total				155,562,011

Pharmaceuticals 0.51%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	20,866,165
Bausch Health Cos., Inc.†	5.875%	5/15/2023	17,880	18,170,550
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	12,885,923
Bausch Health Cos., Inc.†	7.25%	5/30/2029	9,503	10,403,884
Zoetis, Inc.	3.90%	8/20/2028	13,486	14,772,340
Total				77,098,862

Property & Casualty 0.34%

Allstate Corp. (The)	3.28%	12/15/2026	13,471	14,390,629
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	14,577,709
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	22,634,244
Total				51,602,582

Rail 0.50%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	17,006	20,441,803
China Railway Xunjie Co. Ltd. (China)(b)	3.25%	7/28/2026	13,800	14,071,717
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025	20,674	21,850,040
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	8,855	9,552,420
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,724,280
Total				76,640,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.17%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	$23,275	$25,232,982

Real Estate Investment Trusts 1.94%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	6,694,895
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	15,920,792
Brixmor Operating Partnership LP	4.125%	5/15/2029	24,245	25,921,945
EPR Properties	3.75%	8/15/2029	22,440	22,472,008
EPR Properties	4.50%	6/1/2027	13,546	14,390,861
EPR Properties	4.75%	12/15/2026	9,030	9,715,847
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	13,444,924
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	8,068,387
Hudson Pacific Properties LP(k)	3.25%	1/15/2030	35,901	35,542,677
Hudson Pacific Properties LP	3.95%	11/1/2027	20,493	21,490,414
Hudson Pacific Properties LP	4.65%	4/1/2029	8,167	9,017,055
Liberty Property LP	4.375%	2/1/2029	12,550	14,036,844
National Retail Properties, Inc.	4.30%	10/15/2028	20,243	22,409,415
Prologis LP	3.875%	9/15/2028	8,980	9,996,556
Spirit Realty LP	3.40%	1/15/2030	32,060	31,851,579
Spirit Realty LP	4.00%	7/15/2029	14,692	15,392,407
VEREIT Operating Partnership LP	4.875%	6/1/2026	17,065	18,918,273
Total				295,284,879

Recreation & Travel 0.41%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	16,918	21,579,294
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	19,402,597
Six Flags Entertainment Corp.†	4.875%	7/31/2024	13,503	14,009,363
Six Flags Entertainment Corp.†	5.50%	4/15/2027	6,860	7,331,488
Total				62,322,742

Reinsurance 0.59%

AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045	16,694	18,298,010
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,111,333
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,356,696
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	28,138,639
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	26,641,214
Total				89,545,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants 0.83%

Darden Restaurants, Inc.	4.55%	2/15/2048		$13,481	$14,269,112
IRB Holding Corp.†	6.75%	2/15/2026		19,277	19,421,577
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		25,312	26,419,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		20,332	21,145,280
Starbucks Corp.	4.45%	8/15/2049		39,350	45,751,228
Total					127,006,597

Software/Services 2.42%

Autodesk, Inc.	3.50%	6/15/2027		27,008	27,957,756
Global Payments, Inc.	4.15%	8/15/2049		22,442	23,632,917
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		11,226	11,843,430
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		13,134	13,916,786
Match Group, Inc.†	5.00%	12/15/2027		39,339	41,010,907
Match Group, Inc.†	5.625%	2/15/2029		8,971	9,655,039
Microsoft Corp.	2.40%	8/8/2026		22,252	22,718,844
Microsoft Corp.	3.125%	11/3/2025		40,202	42,783,077
Microsoft Corp.	3.30%	2/6/2027		26,383	28,463,704
Microsoft Corp.	4.50%	2/6/2057		21,428	27,988,527
salesforce.com, Inc.	3.70%	4/11/2028		17,807	19,565,363
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		19,777	20,703,821
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		23,479	25,219,122
VeriSign, Inc.	4.75%	7/15/2027		19,596	20,600,295
VeriSign, Inc.	5.25%	4/1/2025		15,945	17,468,545
Visa, Inc.	3.15%	12/14/2025		14,645	15,626,859
Total					369,154,992

Specialty Retail 0.87%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		13,310	13,842,400
Best Buy Co., Inc.	4.45%	10/1/2028		18,906	20,556,829
Claire’s Stores, Inc.	14.00%	3/15/2039		4,321	7,561,750	(c)
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	11,100	12,944,070
Murphy Oil USA, Inc.	4.75%	9/15/2029		$14,991	15,365,775
PetSmart, Inc.†	5.875%	6/1/2025		11,968	11,968,000
Tiffany & Co.	4.90%	10/1/2044		18,993	19,443,746
Under Armour, Inc.	3.25%	6/15/2026		16,094	15,537,614
WW International, Inc.†	8.625%	12/1/2025		14,318	14,926,515
Total					132,146,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.47%

Allegheny Technologies, Inc.	7.875%	8/15/2023	$17,595	$19,152,509
CSN Resources SA (Brazil)†(b)	7.625%	4/17/2026	15,335	15,950,164
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,884	7,279,830
Steel Dynamics, Inc.	4.125%	9/15/2025	23,986	24,345,790
Steel Dynamics, Inc.	5.00%	12/15/2026	5,285	5,549,250
Total				72,277,543

Support: Services 2.18%

Ahern Rentals, Inc.†	7.375%	5/15/2023	14,275	12,222,969
Aircastle Ltd.	4.25%	6/15/2026	14,970	15,356,077
Ashtead Capital, Inc.†	4.375%	8/15/2027	15,655	16,163,787
Ashtead Capital, Inc.†	5.25%	8/1/2026	4,327	4,613,664
Brand Industrial Services, Inc.†	8.50%	7/15/2025	19,863	18,969,165
Brink’s Co. (The)†	4.625%	10/15/2027	27,479	27,702,610
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	10,766,065
Cloud Crane LLC†	10.125%	8/1/2024	9,910	10,628,475
IHS Markit Ltd. (United Kingdom)†(b)	4.00%	3/1/2026	29,435	31,068,642
IHS Markit Ltd. (United Kingdom)(b)	4.25%	5/1/2029	6,511	7,018,402
IHS Markit Ltd. (United Kingdom)(b)	4.75%	8/1/2028	21,574	24,087,371
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	15,805	15,930,983
Metropolitan Museum of Art (The)	3.40%	7/1/2045	23,378	25,227,112
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	13,118	13,757,502
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	11,714,204
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,540,825
United Rentals North America, Inc.	5.25%	1/15/2030	16,040	16,872,155
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,183,246
WeWork Cos., Inc.†	7.875%	5/1/2025	47,981	40,963,779
Total				332,787,033

Technology Hardware & Equipment 0.93%

Apple, Inc.	1.80%	9/11/2024	22,440	22,312,307
Apple, Inc.	3.00%	6/20/2027	26,927	28,342,806
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,590,000
CommScope, Inc.†	8.25%	3/1/2027	22,093	21,589,003
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	19,596,507
Western Digital Corp.	4.75%	2/15/2026	32,314	33,323,813
Total				141,754,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.70%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)(k)	6.75%	10/1/2026		$29,167	$29,750,340
Hughes Satellite Systems Corp.	5.25%	8/1/2026		21,000	22,548,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023		18,446	17,300,503
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	10/15/2024		21,517	21,725,500
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023		18,312	15,330,623
Total					106,655,716

Telecommunications: Wireless 0.95%

Sprint Capital Corp.	6.875%	11/15/2028		84,243	92,052,326
Sprint Corp.	7.625%	3/1/2026		30,759	34,027,144
T-Mobile USA, Inc.	6.50%	1/15/2026		16,855	18,164,465
Total					144,243,935

Telecommunications: Wireline Integrated & Services 1.90%

Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026		27,191	28,958,143
Altice France SA (France)†(b)	7.375%	5/1/2026		46,103	49,604,984
Altice Luxembourg SA (Luxembourg)†(b)	7.625%	2/15/2025		14,790	15,474,038
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023		19,351	20,870,053
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	37,001	42,084,099
GCI LLC	6.875%	4/15/2025		$13,026	13,774,995
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(j)	6.054%(3 Mo. LIBOR + 5.75%)	1/15/2015		15,000	1,500	(d)
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	16,771	19,856,169
Motorola Solutions, Inc.	4.60%	2/23/2028		$13,419	14,503,642
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		20,277	18,452,070
Verizon Communications, Inc.	2.625%	8/15/2026		64,987	65,886,131
Total					289,465,824

Transportation: Infrastructure/Services 0.87%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029		26,364	27,568,925
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	6.00%	11/18/2048		22,350	28,272,974
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030		12,256	12,409,137
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035		8,750	10,088,838
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		20,351	22,484,232
Promontoria Holding 264 BV †(a)	6.75%	8/15/2023	EUR	13,051	13,272,866
Stena AB (Sweden)†(b)	7.00%	2/1/2024		$18,962	19,104,215
Total					133,201,187
Total High Yield Corporate Bonds (cost $9,909,202,844)					10,392,525,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 4.18%

Air Transportation 0.32%

CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045	$4,265	$4,627,909
Los Angeles, CA	5.575%	5/15/2020	9,340	9,544,733
Miami Dade Cnty, FL	3.982%	10/1/2041	13,915	14,934,552
Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	19,793,849
Total				48,901,043

Education 1.01%

California State University	3.899%	11/1/2047	33,030	37,736,444
Ohio Univ	5.59%	12/1/2114	11,104	15,223,806
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	82,653,772
Univ of California Bd of Regents	6.548%	5/15/2048	12,463	18,853,902
Total				154,467,924

General Obligation 1.35%

California	7.55%	4/1/2039	15,015	24,872,348
Chicago Transit Auth, IL	6.899%	12/1/2040	11,826	16,619,787
Chicago, IL	5.432%	1/1/2042	22,392	22,727,432
Chicago, IL	6.314%	1/1/2044	22,402	24,668,858
City of Portland	7.701%	6/1/2022	16,940	18,590,634
District of Columbia	5.591%	12/1/2034	14,130	18,176,126
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,225,482
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	12,497	16,302,587
Massachusetts	4.20%	12/1/2021	7,355	7,606,173
New York City	5.985%	12/1/2036	10,161	13,560,667
Ohio St Univ	4.048%	12/1/2056	6,271	7,573,361
Pennsylvania	5.45%	2/15/2030	12,190	14,968,589
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	9,595	11,148,814
Total				205,040,858

Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,368,732

Lease Obligation 0.05%

Wisconsin	3.294%	5/1/2037	7,145	7,719,029

Miscellaneous 0.63%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	25,507,353
New York City Indl Dev Agy†	11.00%	3/1/2029	21,058	28,686,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

Pasadena Public Fing Auth	7.148%		3/1/2043	$26,795	$42,511,339
Total					96,704,953

Tax Revenue 0.40%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	20,055	27,391,921
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	12,890	14,183,898
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,656,644
Total					61,232,463

Transportation: Infrastructure/Services 0.26%

Chicago Transit Auth, IL	6.20%		12/1/2040	12,385	16,686,063
Port of Seattle, WA	3.571%		5/1/2032	7,305	7,662,068
Port of Seattle, WA	3.755%		5/1/2036	13,905	14,687,713
Total					39,035,844

Utilities 0.12%

San Antonio, TX	5.718%		2/1/2041	13,240	18,353,156
Total Municipal Bonds (cost $581,819,907)					636,824,002

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.61%

Benchmark Mortgage Trust 2019-B12 WMA†	4.388	%#(l)	8/15/2052	35,544	36,774,889	(c)
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(l)	10/15/2034	44,851	47,008,934
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	9,991	8,891,831
Total Non-Agency Commercial Mortgage-Backed Securities (cost $89,576,427)					92,675,654

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.10%

Energy: Exploration & Production 0.00%

Templar Energy LLC	Zero Coupon			410	—	(c)

Medical Products 0.10%

Danaher Corp.	4.75%			14	15,835,295
Total Preferred Stocks (cost $18,006,521)					15,835,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 6.49%

U.S. Treasury Bond	2.25%	8/15/2049	$90,010	$92,683,930
U.S. Treasury Note	2.75%	8/31/2023	858,821	897,300,208
Total U.S. Treasury Obligations (cost $975,961,970)				989,984,138

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $871,457)	$35.05	5/15/2022	165	1,651	(c)
Total Long- Term Investments (cost $16,497,616,134)				17,029,827,072

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.94%

Commercial Paper 0.37%

Drugs 0.06%

CVS Corp.	2.129%	10/1/2019	$8,591	8,591,000
CVS Corp.	2.129%	10/1/2019	553	553,000
Total				9,144,000

Electric: Power 0.10%

CenterPoint Energy, Inc.	2.281%	10/1/2019	15,554	15,554,000

Food 0.02%

Mondelez International, Inc.	2.211%	10/1/2019	3,268	3,268,000

Insurance 0.07%

Aegon NV	2.281%	10/1/2019	10,645	10,645,000

Leasing 0.01%

Aviation Capital Group LLC	2.383%	10/1/2019	1,399	1,399,000

Lodging 0.11%

Marriott International, Inc.	2.18%	10/1/2019	15,828	15,828,000
Total Commercial Paper (cost $55,838,000)				55,838,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 1.57%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $74,975,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $76,611,554; proceeds: $75,107,049	$75,105	$75,104,859
Repurchase Agreement dated 9/30/2019, 2.20% due 10/1/2019 with JPMorgan Chase & Co. collateralized by $50,115,000 of Federal Home Loan Bank at 2.50% due 9/28/2029; value: $49,033,435; proceeds: $49,161,981 collateralized by $14,910,000 of Federal Home Loan Bank at 3.30% due 4/12/2041; value: $15,020,806; proceeds: $14,841,930	64,000	64,000,000
Repurchase Agreement dated 9/30/2019, 2.30% due 10/1/2019 with JPMorgan Chase & Co. collateralized by $97,612,000 of U.S. Treasury Note at 2.625% due 6/30/2023; value: $101,545,016; proceeds: $100,006,389	100,000	100,000,000

Total Repurchase Agreements (cost $239,104,859)		239,104,859
Total Short-Term Investments (cost $294,942,859)		294,942,859
Total Investments in Securities 113.65% (cost $16,792,558,993)		17,324,769,931
Less Unfunded Loan Commitments (0.25%) (cost $36,949,321)		(36,959,674)
Net Investments 113.40% (cost $16,755,609,672)		17,287,810,257
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (13.40%)		(2,043,296,773)
Net Assets 100.00%		$15,244,513,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $5,744,770,584, which represents 37.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2019.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted (non-income producing security).
(k)	Securities purchased on a when-issued basis.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$281,700,000	$266,881,066	$14,490,130	$328,804
Markit CDX. NA.IG.33(4)(6)	Credit Suisse	1.00%	12/20/2024	1,260,799,000	1,285,602,192	(25,674,755)	871,563
						$(11,184,625)	$1,200,367

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(7)	Credit Suisse	5.00%	12/20/2024	$32,326,000	$34,480,084	$(2,092,335)	$(61,749)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,200,367. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $61,749.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$22,888,000	$22,259,032	$(1,654,723)	$1,025,755	$(628,968)
Markit CMBX. NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	36,637,000	35,630,206	(2,648,728)	1,641,934	(1,006,794)
Markit CMBX. NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	13,166,945	(978,823)	606,768	(372,055)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	$69,423,000	$67,515,239	$(5,019,043)	$3,111,281	$(1,907,762)
Markit CMBX. NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	48,663,646	(3,138,038)	1,468,685	(1,669,353)
Markit CMBX. NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,845,563	(570,399)	266,962	(303,437)
Markit CMBX. NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	38,427,000	37,152,523	(2,395,752)	1,121,275	(1,274,477)
Markit CMBX. NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	96,747,000	93,538,271	(6,031,745)	2,823,015	(3,208,730)
Markit CMBX. NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,762,590	(540,992)	141,582	(399,410)
Markit CMBX. NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	4,607,000	4,406,162	(272,031)	71,193	(200,838)
Markit CMBX. NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	126,343,000	120,835,184	(7,460,217)	1,952,401	(5,507,816)
Tesla	JPMorgan Chase	1.00%	6/20/2020	15,704,000	15,559,642	(479,912)	335,554	(144,358)
Total						$(31,190,403)	$14,566,405	$(16,623,998)

*	The Referenced Index is for Credit Default Swaps on Indexes, which comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $14,566,405. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	J.P. Morgan	11/22/2019	41,670,000	$28,330,300	$28,172,402	$157,898
euro	Sell	State Street Bank and Trust	12/9/2019	192,000,000	213,299,059	210,340,279	2,958,780
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,116,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	11/14/2019	1,307,000	$1,477,067	$1,429,109	$(47,958)
euro	Buy	State Street Bank and Trust	12/9/2019	5,400,556	6,012,940	5,916,430	(96,510)
euro	Buy	Toronto Dominion Bank	12/9/2019	2,700,000	3,006,223	2,957,910	(48,313)
British pound	Sell	State Street Bank and Trust	12/5/2019	13,810,145	16,731,858	17,023,021	(291,163)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(483,944)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Bobl	December 2019	49	Short	EUR	(6,690,373)	EUR	(6,646,850)	$47,438
U.S. Long Bond	December 2019	12,047	Short		$(1,992,971,787)		$(1,955,378,688)	37,593,099
U.S. Ultra Treasury Bond	December 2019	2,331	Short		(460,798,481)		(447,333,469)	13,465,012
Total Unrealized Appreciation on Open Futures Contracts								$51,105,549

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2019	1,188	Short	$(154,389,783)	$(154,811,250)	$(421,467)
U.S. 10-Year Ultra Treasury Note	December 2019	2,950	Long	423,594,784	420,098,438	(3,496,346)
U.S. 2-Year Treasury Note	December 2019	13,679	Long	2,954,794,908	2,947,824,500	(6,970,408)
U.S. 5-Year Treasury Note	December 2019	9,186	Long	1,101,977,087	1,094,497,552	(7,479,535)
Total Unrealized Depreciation on Open Futures Contracts						$(18,367,756)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$313,134,690	$—	$313,134,690
Common Stocks
Auto Parts & Equipment	—	8,701,251	—	8,701,251
Electric: Integrated	—	209,562	—	209,562
Energy: Exploration & Production	14,942,565	—	260,514	15,203,079
Gas Distribution	—	402,539	—	402,539
Media: Content	—	—	1,601,400	1,601,400
Personal & Household Products	46,813,595	12,352,273	—	59,165,868
Specialty Retail	55,765,045	9,477,733	—	65,242,778
Remaining Industries	789,691,799	—	—	789,691,799
Floating Rate Loans
Diversified Capital Goods	—	—	21,967,083	21,967,083
Electric: Generation	—	62,176,668	14,780,768	76,957,436
Personal & Household Products	—	33,441,837	954,477	34,396,314
Remaining Industries	—	695,838,929	—	695,838,929
Less Unfunded Commitments	—	(36,959,674)	—	(36,959,674)
Foreign Bonds	—	29,623,837	—	29,623,837
Foreign Government Obligations	—	919,112,971	—	919,112,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Pass-Throughs	$—	$1,870,731,102	$—	$1,870,731,102
High Yield Corporate Bonds
Automakers	—	254,658,885	1,500	254,660,385
Banking	—	1,081,225,527	2,250	1,081,227,777
Metals/Mining (Excluding Steel)	—	170,651,173	18	170,651,191
Specialty Retail	—	124,584,949	7,561,750	132,146,699
Telecommunications: Wireline Integrated & Services	—	289,464,324	1,500	289,465,824
Remaining Industries	—	8,464,373,818	—	8,464,373,818
Municipal Bonds	—	636,824,002	—	636,824,002
Non-Agency Commercial Mortgage-Backed Securities	—	55,900,765	36,774,889	92,675,654
Preferred Stocks	15,835,295	—	—	15,835,295
U.S. Treasury Obligations	—	989,984,138	—	989,984,138
Warrant	—	—	1,651	1,651
Short-Term Investments
Commercial Paper	—	55,838,000	—	55,838,000
Repurchase Agreements	—	239,104,859	—	239,104,859
Total	$923,048,299	$16,280,854,158	$83,907,800	$17,287,810,257
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$1,200,367	$—	$1,200,367
Liabilities	—	(61,749)	—	(61,749)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(16,623,998)	—	(16,623,998)
Forward Foreign Currency Exchange Contracts
Assets	—	3,116,678	—	3,116,678
Liabilities	—	(483,944)	—	(483,944)
Futures Contracts
Assets	51,105,549	—	—	51,105,549
Liabilities	(18,367,756)	—	—	(18,367,756)
Total	$32,737,793	$(12,852,646)	$—	$19,885,147

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Non-Agency Commercial Mortgage-Backed Securities	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2019	$13,179,430	$—	$50,229,383	$5,269	$1,651
Accrued Discounts (Premiums)	—	196	46,160	4,103	—
Realized Gain (Loss)	—	—	(4,778,528)	—	—
Change in Unrealized Appreciation (Depreciation)	(2,280,162)	1,329,082	1,180,269	3,215,792	—
Purchases	94,544	35,445,611	27,421,326	321,029	—
Sales	—	—	(51,092,084)	—	—
Transfers into Level 3	1,395,802	—	14,695,802	4,020,825	—
Transfers out of Level 3	(10,527,700)	—	—	—	—
Balance as of September 30, 2019	$1,861,914	$36,774,889	$37,702,328	$7,567,018	$1,651
Change in unrealized appreciation/depreciation for the period ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$(2,280,162)	$1,329,082	$(1,392,056)	$3,215,792	$—

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.